EQUITY INCOME (LOSS) OF AFFILIATES - Additional Information (Details) - shares	1 Months Ended
	Sep. 30, 2016	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016
Minera La Zanja S.R.L.
Ownership interests
Newmont equity interest ownership (as a percent)		46.94%		46.94%
Euronimba Ltd
Ownership interests
Newmont equity interest ownership (as a percent)		45.00%		43.50%
TMAC
Ownership interests
Newmont equity interest ownership (as a percent)		28.79%	28.79%	29.00%
BHP Billiton | Euronimba Ltd
Ownership interests
Ownership interest held (as a percent)		45.00%
Areva | Euronimba Ltd
Ownership interests
Ownership interest held (as a percent)		10.00%
Euronimba Ltd | Nimba Project
Ownership interests
Ownership interest held (as a percent)		95.00%
Novo Resources Corp | Private issuance | Talga Resources Ltd.
Ownership interests
Shares issued in subsidiary sale of stock	765,115